3. Loans (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Major classifications of loans
	December 31, 2019	December 31, 2018
Real estate loans:
Construction and land development	$92,596	94,178
Single-family residential	269,475	252,983
Single-family residential -
Banco de la Gente non-traditional	30,793	34,261
Commercial	291,255	270,055
Multifamily and farmland	48,090	33,163
Total real estate loans	732,209	684,640

Loans not secured by real estate:
Commercial loans	100,263	97,465
Farm loans	1,033	926
Consumer loans	8,432	9,165
All other loans	7,937	11,827

Total loans	849,874	804,023

Less allowance for loan losses	6,680	6,445

Total net loans	$843,194	797,578

Age analysis of past due loans, by loan type
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$803	—	803	91,793	92,596	—
Single-family residential	3,000	126	3,126	266,349	269,475	—
Single-family residential -
Banco de la Gente non-traditional	4,834	413	5,247	25,546	30,793	—
Commercial	504	176	680	290,575	291,255	—
Multifamily and farmland	—	—	—	48,090	48,090	—
Total real estate loans	9,141	715	9,856	722,353	732,209	—

Loans not secured by real estate:
Commercial loans	432	—	432	99,831	100,263	—
Farm loans	—	—	—	1,033	1,033	—
Consumer loans	170	22	192	8,240	8,432	—
All other loans	—	—	—	7,937	7,937	—
Total loans	$9,743	737	10,480	839,394	849,874	—

December 31, 2018

(Dollars in thousands)

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$3	—	3	94,175	94,178	—
Single-family residential	4,162	570	4,732	248,251	252,983	—
Single-family residential -
Banco de la Gente non-traditional	4,627	580	5,207	29,054	34,261	—
Commercial	228	—	228	269,827	270,055	—
Multifamily and farmland	—	—	—	33,163	33,163	—
Total real estate loans	9,020	1,150	10,170	674,470	684,640	—

Loans not secured by real estate:
Commercial loans	445	90	535	96,930	97,465	—
Farm loans	—	—	—	926	926	—
Consumer loans	99	4	103	9,062	9,165	—
All other loans	—	—	—	11,827	11,827	—
Total loans	$9,564	1,244	10,808	793,215	804,023	—

Non-accrual loans
	December 31, 2019	December 31, 2018
Real estate loans:
Construction and land development	$—	1
Single-family residential	1,378	1,530
Single-family residential -
Banco de la Gente non-traditional	1,764	1,440
Commercial	256	244
Total real estate loans	3,398	3,215

Loans not secured by real estate:
Commercial loans	122	89
Consumer loans	33	10
Total	$3,553	3,314

Impaired loans
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$183	—	183	183	7	231	12
Single-family residential	5,152	403	4,243	4,646	36	4,678	269
Single-family residential -
Banco de la Gente non-traditional	15,165	—	14,371	14,371	944	14,925	956
Commercial	1,879	—	1,871	1,871	7	1,822	91
Total impaired real estate loans	22,379	403	20,668	21,071	994	21,656	1,328

Loans not secured by real estate:
Commercial loans	180	92	84	176	—	134	9
Consumer loans	100	—	96	96	2	105	7
Total impaired loans	$22,659	495	20,848	21,343	996	21,895	1,344

December 31, 2018

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$281	—	279	279	5	327	19
Single-family residential	5,059	422	4,188	4,610	32	6,271	261
Single-family residential -
Banco de la Gente non-traditional	16,424	—	15,776	15,776	1,042	14,619	944
Commercial	1,995	—	1,925	1,925	17	2,171	111
Total impaired real estate loans	23,759	422	22,168	22,590	1,096	23,388	1,335

Loans not secured by real estate:
Commercial loans	251	89	1	90	—	96	—
Consumer loans	116	—	113	113	2	137	7
Total impaired loans	$24,126	511	22,282	22,793	1,098	23,621	1,342

December 31, 2017

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	—	277	277	6	253	17
Single-family residential	5,226	1,135	3,686	4,821	41	5,113	265
Single-family residential -
Banco de la Gente non-traditional	17,360	—	16,805	16,805	1,149	16,867	920
Commercial	2,761	807	1,661	2,468	1	3,411	148
Multifamily and farmland	78	—	12	12	—	28	—
Total impaired real estate loans	25,707	1,942	22,441	24,383	1,197	25,672	1,350

Loans not secured by real estate:
Commercial loans	264	100	4	104	—	149	3
Farm loans (non RE)			—
Consumer loans	158	—	154	154	2	194	9
All other loans (not secured by real estate)	—	—	—	—	—	—	—
Total impaired loans	$26,129	2,042	22,599	24,641	1,199	26,015	1,362

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis
	Fair Value Measurements December 31, 2019	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$4,417	—	—	4,417
Impaired loans	$20,347	—	—	20,347
Other real estate	$—	—	—	—

(Dollars in thousands)

	Fair Value Measurements December 31, 2018	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$680	—	—	680
Impaired loans	$21,695	—	—	21,695
Other real estate	$27	—	—	27

Changes in the allowance for loan losses
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445
Charge-offs	(21)	(42)	—	(1)	—	(389)	—	(623)	—	(1,076)
Recoveries	45	66	—	49	—	83	—	205	—	448
Provision	(143)	(75)	(104)	(21)	37	368	—	395	406	863
Ending balance	$694	1,274	1,073	1,305	120	688	—	138	1,388	6,680

Ending balance: individually
evaluated for impairment	$2	6	925	4	—	—	—	—	—	937
Ending balance: collectively
evaluated for impairment	692	1,268	148	1,301	120	688	—	138	1,388	5,743
Ending balance	$694	1,274	1,073	1,305	120	688	—	138	1,388	6,680

Loans:
Ending balance	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	16,369	—	849,874

Ending balance: individually
evaluated for impairment	$10	1,697	12,899	1,365	—	92	—	—	—	16,063
Ending balance: collectively
evaluated for impairment	$92,586	267,778	17,894	289,890	48,090	100,171	1,033	16,369	—	833,811

Changes in the allowance for loan losses for the year ended December 31, 2018 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366
Charge-offs	(53)	(116)	—	(453)	(5)	(54)	—	(452)	—	(1,133)
Recoveries	10	106	—	105	1	32	—	168	—	422
Provision	52	(477)	(103)	433	15	74	—	290	506	790
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Ending balance: individually
evaluated for impairment	$—	—	1,023	15	—	—	—	—	—	1,038
Ending balance: collectively
evaluated for impairment	813	1,325	154	1,263	83	626	—	161	982	5,407
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Loans:
Ending balance	$94,178	252,983	34,261	270,055	33,163	97,465	926	20,992	—	804,023

Ending balance: individually
evaluated for impairment	$96	1,779	14,310	1,673	—	89	—	—	—	17,947
Ending balance: collectively
evaluated for impairment	$94,082	251,204	19,951	268,382	33,163	97,376	926	20,992	—	786,076

Changes in the allowance for loan losses for the year ended December 31, 2017 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550
Charge-offs	—	(249)	—	—	(66)	(194)	—	(473)	—	(982)
Recoveries	14	85	—	21	—	31	—	154	—	305
Provision	(362)	(150)	(97)	(421)	86	62	—	270	105	(507)
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Ending balance: individually
evaluated for impairment	$—	—	1,093	37	—	—	—	—	—	1,130
Ending balance: collectively
evaluated for impairment	804	1,812	187	1,156	72	574	—	155	476	5,236
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Loans:
Ending balance	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	23,025	—	759,764

Ending balance: individually
evaluated for impairment	$98	1,855	15,460	2,251	—	100	—	—	—	19,764
Ending balance: collectively
evaluated for impairment	$84,889	244,848	21,789	246,386	28,937	88,922	1,204	23,025	—	740,000

Credit risk profile of each loan type based on internally assigned risk grade

December 31, 2019

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$—	8,819	—	—	—	330	—	693	—	9,842
2- High Quality	32,029	128,757	—	21,829	256	20,480	—	2,708	1,860	207,919
3- Good Quality	52,009	107,246	12,103	231,003	42,527	72,417	948	4,517	5,352	528,122
4- Management Attention	5,487	18,409	13,737	35,095	4,764	6,420	85	458	725	85,180
5- Watch	3,007	3,196	2,027	3,072	543	492	—	8	—	12,345
6- Substandard	64	3,048	2,926	256	—	124	—	48	—	6,466
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	8,432	7,937	849,874

December 31, 2018

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$504	5,795	—	—	—	605	—	673	—	7,577
2- High Quality	24,594	128,588	—	25,321	395	20,520	—	3,229	2,145	204,792
3- Good Quality	59,549	92,435	13,776	211,541	27,774	69,651	785	4,699	8,932	489,142
4- Management Attention	5,707	19,200	15,012	30,333	3,906	6,325	141	529	750	81,903
5- Watch	3,669	3,761	2,408	2,616	1,088	264	—	18	—	13,824
6- Substandard	155	3,204	3,065	244	—	100	—	17	—	6,785
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$94,178	252,983	34,261	270,055	33,163	97,465	926	9,165	11,827	804,023

Analysis of TDR loans by loan type
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$94	94
Total TDR loans	2	$94	94